Condensed Balance Sheet - USD ($)	Jun. 30, 2020	Jun. 30, 2019
CURRENT ASSETS:
Cash	$ 37,195	$ 339,923
Other Assets	375,785	334,150
Total Current Assets	412,980	674,073
OTHER ASSETS:
Intangible Assets	1,325,226	1,554,603
Goodwill	345,711	345,711
Total Fixed Assets	1,670,937	1,900,314
TOTAL ASSETS	2,083,917	2,574,387
CURRENT LIABILITIES:
Accounts Payable and accrued expenses	1,259,206	443,480
Derivative liability - warrants	16,411,504
Derivative liability - conversion option on convertible debenture	5,000,800
Convertible debenture - related party, net of unearned discount $462,864 and capitalized accrued interest of $48,407 and $0 at June 30, 2020 and June 30, 2019, respectively	848,543
Total Current Liabilities	23,520,053	443,480
LONG TERM LIABILITIES:
Loan Payable	62,500
TOTAL LIABILITIES:	23,582,553	443,480
STOCKHOLDERS' EQUITY
Preferred stock; $0.001 par value; 10,000,000 shares authorized; 0 shares issued and outstanding
Common stock, $0.0001 par value; 800,000,000 shares authorized at June 30, 2020 and June 30, 2019, respectively; 5,204,392 and 4,058,724 shares issued and outstanding at June 30, 2020 and June 30, 2019, respectively	520	406
Additional paid in capital	19,538,742	9,392,573
Accumulated deficit	(41,037,898)	(7,262,072)
Total Stockholders' Equity	(21,498,636)	2,130,907
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 2,083,917	$ 2,574,387